Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/30/2015 1/15/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR + 0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$13,235,876,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$6,405,575,000

Total Outstanding			$19,641,451,600

OSFI Covered Bond Limit			$34,599,518,168

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program

Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/30/2015 1/15/2016

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A2	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	A3	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/30/2015 1/15/2016

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$13,235,876,600

A = Lesser of (i) LTV Adjusted Loan Balance and			19,638,517,324		A (i)	21,003,761,844
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	19,638,517,324
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			269,176,028
Total: A + B + C + D + E - F			19,369,341,296

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			14,279,752,563

A = lesser of (i) Present Value of outstanding loan balance of			21,197,843,395		A (i)	21,197,843,395
Performing Eligible Loans(4) and (ii) 80% of Market Value of properties securing Performing Eligible Loans					A (ii)	38,976,891,299
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			21,197,843,395

Intercompany Loan Balance

Guarantee Loan			14,154,916,695
Demand Loan			7,393,698,699
Total			21,548,615,394

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
December 30, 2015	N/A		N/A

Portfolio Flow of Funds

	30-Dec-15		30-Nov-15
Cash Inflows
Principal Receipts	322,217,266.26		347,483,750.40
Sale of Loans	26,452,696.10		28,766,381.45
Revenue Receipts	52,731,820.86		57,766,291.44
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(45,716,262.67	)(6)	(50,867,394.30	)(7)
Purchase of Loans	(29,238,835.86)		(26,655,717.01)
Intercompany Loan Repayment	(319,431,126.50	)(6)	(349,594,414.84	)(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(26.43)		(2,062.46)
Net Inflows / (Outflows)	7,015,531.76		6,896,834.68

1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.4487%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on January 18th, 2016.

(7) This amount was paid out on December 17th, 2015.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/30/2015 1/15/2016

Portfolio Summary Statistics

Previous Month Ending Balance	$ 21,302,814,434
Current Month Ending Balance	$ 20,983,437,786
Number of Mortgage Loans in Pool	118,639
Average Loan Size	$ 176,868
Number of Primary Borrowers	105,822
Number of Properties	108,240

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.73%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.35%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	82.50%
Weighted Average Seasoning of Loans in the Portfolio	29.21	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.95%
Weighted Average Original Term of Loans in the Portfolio	51.33	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	22.13	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	48.81	(Months)
Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	118,462	99.85%	20,945,302,315	99.82%
30 to 59 Days Past Due	146	0.12%	32,713,055	0.16%
60 to 89 Days Past Due	31	0.03%	5,422,415	0.03%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	118,639	100.00%	20,983,437,786	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	13,768	11.60%	2,841,471,857	13.54%
British Columbia	15,005	12.65%	3,528,088,540	16.81%
Manitoba	3,005	2.53%	404,768,822	1.93%
New Brunswick	3,250	2.74%	320,068,163	1.53%
Newfoundland	3,541	2.98%	462,602,383	2.20%
Northwest Territories	35	0.03%	6,850,718	0.03%
Nova Scotia	4,814	4.06%	555,428,211	2.65%
Nunavut	-	0.00%	-	0.00%
Ontario	58,110	48.98%	10,423,739,872	49.68%
Prince Edward Island	746	0.63%	72,945,563	0.35%
Quebec	12,469	10.51%	1,695,906,386	8.08%
Saskatchewan	3,621	3.05%	617,500,198	2.94%
Yukon	275	0.23%	54,067,074	0.26%
Total	118,639	100.00%	20,983,437,786	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,183	2.68%	611,023,836	2.91%
599 or less	2,903	2.45%	507,523,759	2.42%
600 - 650	4,529	3.82%	867,597,046	4.13%
651 - 700	9,726	8.20%	1,891,875,123	9.02%
701 - 750	15,544	13.10%	2,959,809,286	14.11%
751 - 800	20,154	16.99%	3,791,767,022	18.07%
801 and Above	62,600	52.77%	10,353,841,714	49.34%
Total	118,639	100.00%	20,983,437,786	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/30/2015 1/15/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	100,695	84.88%	17,842,974,842	85.03%
Variable	17,944	15.12%	3,140,462,944	14.97%
Total	118,639	100.00%	20,983,437,786	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	92,478	77.95%	14,748,711,566	70.29%
Non-STEP	26,161	22.05%	6,234,726,220	29.71%
Total	118,639	100.00%	20,983,437,786	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,827	2.38%	500,618,423	2.39%
Owner Occupied	115,812	97.62%	20,482,819,363	97.61%
Total	118,639	100.00%	20,983,437,786	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	100,117	84.39%	18,252,077,484	86.98%
3.5000 - 3.9999	14,050	11.84%	2,134,315,364	10.17%
4.0000 - 4.4999	3,307	2.79%	454,568,931	2.17%
4.5000 - 4.9999	751	0.63%	97,106,080	0.46%
5.0000 - 5.4999	290	0.24%	30,858,960	0.15%
5.5000 - 5.9999	66	0.06%	6,602,789	0.03%
6.0000 - 6.4999	45	0.04%	6,741,543	0.03%
6.5000 - 6.9999	12	0.01%	1,066,540	0.01%
7.0000 - 7.4999	1	0.00%	100,096	0.00%
7.5000 - 7.9999	-	0.00%	-	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	118,639	100.00%	20,983,437,786	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	15,048	12.68%	913,128,887	4.35%
20.01-25.00	5,722	4.82%	608,634,044	2.90%
25.01-30.00	6,199	5.23%	786,709,231	3.75%
30.01-35.00	6,865	5.79%	1,021,936,492	4.87%
35.01-40.00	7,463	6.29%	1,232,135,411	5.87%
40.01-45.00	8,503	7.17%	1,576,175,607	7.51%
45.01-50.00	10,087	8.50%	2,059,273,170	9.81%
50.01-55.00	11,868	10.00%	2,541,181,019	12.11%
55.01-60.00	13,837	11.66%	3,050,286,324	14.54%
60.01-65.00	13,550	11.42%	3,001,290,699	14.30%
65.01-70.00	9,801	8.26%	2,154,572,832	10.27%
70.01-75.00	6,717	5.66%	1,434,281,268	6.84%
75.01-80.00	2,820	2.38%	572,883,166	2.73%
80.01 and Above	159	0.13%	30,949,635	0.15%
Total	118,639	100.00%	20,983,437,786	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/30/2015 1/15/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	15,732	13.26%	2,426,313,575	11.56%
12.00 - 23.99	73,032	61.56%	12,693,383,786	60.49%
24.00 - 35.99	15,373	12.96%	3,329,642,290	15.87%
36.00 - 41.99	3,312	2.79%	764,397,254	3.64%
42.00 - 47.99	2,573	2.17%	411,109,970	1.96%
48.00 - 53.99	3,571	3.01%	546,375,783	2.60%
54.00 - 59.99	3,680	3.10%	579,234,388	2.76%
60.00 - 65.99	704	0.59%	117,237,794	0.56%
66.00 - 71.99	23	0.02%	3,774,932	0.02%
72.00 and Above	639	0.54%	111,968,014	0.53%
Total	118,639	100.00%	20,983,437,786	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	39,328	33.15%	2,227,108,225	10.61%
100,000 - 149,999	22,257	18.76%	2,770,432,605	13.20%
150,000 - 199,999	18,188	15.33%	3,159,903,276	15.06%
200,000 - 249,999	13,107	11.05%	2,931,457,402	13.97%
250,000 - 299,999	8,944	7.54%	2,442,297,337	11.64%
300,000 - 349,999	5,815	4.90%	1,878,692,687	8.95%
350,000 - 399,999	3,658	3.08%	1,363,031,423	6.50%
400,000 - 449,999	2,265	1.91%	958,939,149	4.57%
450,000 - 499,999	1,522	1.28%	720,640,836	3.43%
500,000 - 549,999	997	0.84%	521,827,442	2.49%
550,000 - 599,999	649	0.55%	372,219,093	1.77%
600,000 - 649,999	465	0.39%	290,184,332	1.38%
650,000 - 699,999	284	0.24%	191,549,551	0.91%
700,000 - 749,999	208	0.18%	150,734,995	0.72%
750,000 - 799,999	176	0.15%	136,270,298	0.65%
800,000 - 849,999	153	0.13%	126,256,070	0.60%
850,000 - 899,999	100	0.08%	87,428,633	0.42%
900,000 - 949,999	71	0.06%	65,520,903	0.31%
950,000 - 999,999	60	0.05%	58,472,718	0.28%
1,000,000 or Greater	392	0.33%	530,470,809	2.53%
Total	118,639	100.00%	20,983,437,786	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	14,365	12.11%	2,281,300,961	10.87%
Single Family	101,820	85.82%	18,216,972,649	86.82%
Multi Family	2,173	1.83%	441,594,346	2.10%
Other	281	0.24%	43,569,830	0.21%
Total	118,639	100.00%	20,983,437,786	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/30/2015 1/15/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	97,529,470	66,632,776	82,046,911	119,790,386	123,999,895	165,762,635	225,678,845	274,362,540	399,620,538	559,956,710	394,717,380	201,719,515	116,503,086	13,151,172	2,841,471,857	13.54%
	Current and Less Than 30 Days Past Due	97,280,680	66,632,776	82,046,911	119,624,135	123,825,456	165,561,503	225,594,763	274,133,905	398,369,640	559,592,698	392,697,919	201,087,253	116,503,086	13,151,172	2,836,101,897	99.81%
	30 to 59 Days Past Due	105,686	-	-	166,251	174,439	137,927	84,082	228,635	688,567	364,012	1,852,737	632,261	-	-	4,434,597	0.16%
	60 to 89 Days Past Due	143,104	-	-	-	-	63,206	-	-	562,331	-	166,723	-	-	-	935,364	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	195,702,599	124,843,694	159,791,413	210,321,134	234,322,901	320,265,749	351,728,987	420,819,643	519,885,146	436,069,762	304,235,413	196,644,898	50,492,385	2,964,816	3,528,088,540	16.81%
	Current and Less Than 30 Days Past Due	195,456,318	124,739,285	159,534,348	210,007,159	234,322,901	319,841,007	350,371,663	420,100,585	518,067,928	434,523,562	303,336,052	196,259,064	50,078,061	2,964,816	3,519,602,748	99.76%
	30 to 59 Days Past Due	195,612	104,409	257,065	313,975	-	424,742	1,357,325	427,758	1,817,218	1,546,200	578,382	385,834	414,325	-	7,822,844	0.22%
	60 to 89 Days Past Due	50,669	-	-	-	-	-	-	291,300	-	-	320,979	-	-	-	662,949	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	9,076,820	6,508,935	8,756,433	12,002,959	15,714,212	21,545,593	26,421,215	32,680,539	44,808,267	66,106,091	76,689,554	60,153,843	22,679,185	1,625,176	404,768,822	1.93%
	Current and Less Than 30 Days Past Due	9,076,820	6,508,935	8,756,433	12,002,959	15,714,212	21,545,593	26,421,215	32,680,539	44,808,267	66,106,091	76,689,554	60,153,843	22,679,185	1,625,176	404,768,822	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	8,638,949	6,761,511	8,264,581	10,955,162	12,922,787	19,049,601	21,418,162	32,909,964	54,529,269	77,138,131	40,640,020	23,129,185	3,710,842	-	320,068,163	1.53%
	Current and Less Than 30 Days Past Due	8,638,949	6,761,511	8,264,581	10,955,162	12,922,787	19,049,601	21,418,162	32,768,274	54,529,269	76,880,114	40,344,021	22,992,013	3,710,842	-	319,235,286	99.74%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	141,690	-	137,482	295,999	137,171	-	-	712,343	0.22%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	120,535	-	-	-	-	120,535	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	10,267,845	8,576,367	9,344,813	10,203,070	19,632,211	27,196,906	33,954,665	47,580,879	62,778,134	99,897,034	62,776,807	55,988,078	14,405,575	-	462,602,383	2.20%
	Current and Less Than 30 Days Past Due	10,267,845	8,550,305	9,344,813	10,203,070	19,632,211	27,196,906	33,954,665	47,580,879	62,751,731	99,318,989	62,776,807	55,988,078	14,405,575	-	461,971,872	99.86%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	26,403	578,046	-	-	-	-	604,448	0.13%
	60 to 89 Days Past Due	-	26,062	-	-	-	-	-	-	-	-	-	-	-	-	26,062	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	538,853	190,326	534,499	210,636	291,588	640,582	482,034	-	614,976	1,205,327	1,758,856	383,041	-	-	6,850,718	0.03%
	Current and Less Than 30 Days Past Due	538,853	190,326	534,499	210,636	291,588	640,582	482,034	-	614,976	1,205,327	1,758,856	383,041	-	-	6,850,718	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	20,202,086	11,235,058	17,101,491	20,488,325	29,038,752	35,941,279	44,542,911	59,939,168	85,551,874	116,902,979	61,242,792	40,578,908	12,438,354	224,231	555,428,211	2.65%
	Current and Less Than 30 Days Past Due	20,202,086	11,235,058	17,101,491	20,488,325	29,038,752	35,716,402	44,542,911	59,939,168	85,551,874	115,766,987	61,242,792	40,301,821	12,252,220	224,231	553,604,120	99.67%
	30 to 59 Days Past Due	-	-	-	-	-	170,635	-	-	-	1,135,992	-	277,087	186,134	-	1,769,849	0.32%
	60 to 89 Days Past Due	-	-	-	-	-	54,241	-	-	-	-	-	-	-	-	54,241	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	490,605,055	325,574,029	420,289,644	534,882,755	682,406,714	843,008,249	1,185,766,863	1,460,938,122	1,606,104,910	1,244,760,902	835,641,189	566,351,040	218,961,199	8,449,201	10,423,739,872	49.68%
Ontario	Current and Less Than 30 Days Past Due	490,334,332	325,414,272	419,259,060	534,399,695	681,952,557	841,811,947	1,184,061,736	1,457,175,669	1,604,281,486	1,242,239,666	833,072,410	566,156,587	218,348,337	8,449,201	10,406,956,957	99.84%
Ontario	30 to 59 Days Past Due	184,728	159,757	1,030,584	483,060	365,888	822,691	1,027,597	3,205,883	1,400,759	2,521,237	2,121,478	194,453	612,862	-	14,130,975	0.14%
Ontario	60 to 89 Days Past Due	85,995	-	-	-	88,269	373,611	677,530	556,570	422,665	-	447,301	-	-	-	2,651,941	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,485,309	1,727,942	3,332,712	2,749,065	2,927,595	4,047,876	4,667,749	7,448,605	11,657,167	16,787,773	8,372,516	5,508,366	1,232,888	-	72,945,563	0.35%
	Current and Less Than 30 Days Past Due	2,485,309	1,727,942	3,332,712	2,749,065	2,927,595	4,047,876	4,667,749	7,448,605	11,583,710	16,787,773	8,372,516	5,508,366	1,232,888	-	72,872,106	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	73,457	-	-	-	-	-	73,457	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	61,265,972	43,972,773	57,515,220	76,007,269	84,428,882	97,050,950	115,591,510	137,502,911	173,456,402	219,428,035	260,212,969	242,724,925	122,213,529	4,535,039	1,695,906,386	8.08%
	Current and Less Than 30 Days Past Due	61,265,972	43,943,953	57,315,889	75,874,319	84,428,882	96,995,592	115,262,646	136,523,834	173,306,360	219,244,937	259,357,748	242,070,050	121,919,706	4,535,039	1,692,044,927	99.77%
	30 to 59 Days Past Due	-	28,820	199,330	132,949	-	55,358	328,864	979,077	150,043	-	378,224	654,875	-	-	2,907,541	0.17%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	183,098	476,997	-	293,823	-	953,918	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	15,491,774	11,328,777	18,443,232	22,282,673	23,494,777	38,297,256	45,508,633	60,031,886	84,265,326	150,722,073	101,157,708	37,181,720	9,294,365	-	617,500,198	2.94%
	Current and Less Than 30 Days Past Due	15,474,369	11,328,777	18,443,232	22,282,673	23,494,777	38,173,959	45,508,633	60,031,886	84,265,326	150,588,368	101,157,708	37,181,720	9,294,365	-	617,225,791	99.96%
	30 to 59 Days Past Due	-	-	-	-	-	123,297	-	-	-	133,705	-	-	-	-	257,002	0.04%
	60 to 89 Days Past Due	17,405	-	-	-	-	-	-	-	-	-	-	-	-	-	17,405	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,324,155	1,281,855	1,288,283	2,043,059	2,955,098	3,368,932	3,511,596	6,966,762	7,014,316	12,315,883	7,127,629	3,917,749	951,757	-	54,067,074	0.26%
	Current and Less Than 30 Days Past Due	1,324,155	1,281,855	1,288,283	2,043,059	2,955,098	3,368,932	3,511,596	6,966,762	7,014,316	12,315,883	7,127,629	3,917,749	951,757	-	54,067,074	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	913,128,887	608,634,044	786,709,231	1,021,936,492	1,232,135,411	1,576,175,607	2,059,273,170	2,541,181,019	3,050,286,324	3,001,290,699	2,154,572,832	1,434,281,268	572,883,166	30,949,635	20,983,437,786	100.00%
	Current and Less Than 30 Days Past Due	912,345,688	608,314,996	785,222,252	1,020,840,257	1,231,506,814	1,573,949,900	2,055,797,773	2,535,350,106	3,045,144,882	2,994,570,393	2,147,934,012	1,431,999,586	571,376,023	30,949,635	20,945,302,315	99.82%
	30 to 59 Days Past Due	486,026	292,986	1,486,979	1,096,236	540,327	1,734,650	2,797,867	4,983,043	4,156,446	6,416,674	5,226,821	2,281,681	1,213,321	-	32,713,055	0.16%
	60 to 89 Days Past Due	297,173	26,062	-	-	88,269	491,058	677,530	847,870	984,996	303,633	1,412,000	-	293,823	-	5,422,415	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/30/2015 1/15/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	22,189,528	17,042,019	20,927,628	30,373,316	39,748,368	47,129,882	57,149,324	82,184,453	85,596,920	71,528,743	72,699,492	47,492,012	16,341,598	620,552	611,023,836	2.91%
<=599	6,956,021	7,325,957	9,972,091	12,947,507	13,824,857	29,808,200	37,289,055	60,282,362	88,101,801	103,924,892	74,460,641	48,245,908	13,896,720	487,746	507,523,759	2.42%
600-650	14,499,000	9,747,580	12,647,097	22,033,563	29,152,642	48,708,716	73,098,967	111,793,826	143,898,014	170,521,102	118,059,510	79,219,668	33,109,806	1,107,555	867,597,046	4.13%
651-700	31,571,908	27,504,393	41,092,486	53,320,292	74,318,729	112,475,336	173,025,940	227,251,192	322,402,181	343,569,418	246,700,491	169,957,877	65,468,430	3,216,451	1,891,875,123	9.02%
701-750	75,886,378	57,830,452	85,577,500	118,330,651	135,313,846	188,270,499	278,306,798	383,529,450	468,772,345	478,822,682	342,557,350	246,495,489	95,175,368	4,940,479	2,959,809,286	14.11%
751-800	120,555,898	83,340,860	122,535,259	164,567,201	204,501,204	283,288,670	372,640,796	459,276,414	576,141,855	570,585,161	419,669,619	287,290,805	118,663,342	8,709,938	3,791,767,022	18.07%
>800	641,470,152	405,842,783	493,957,170	620,363,962	735,275,764	866,494,305	1,067,762,291	1,216,863,324	1,365,373,208	1,262,338,701	880,425,729	555,579,509	230,227,902	11,866,913	10,353,841,714	49.34%
Total	913,128,887	608,634,044	786,709,231	1,021,936,492	1,232,135,411	1,576,175,607	2,059,273,170	2,541,181,019	3,050,286,324	3,001,290,699	2,154,572,832	1,434,281,268	572,883,166	30,949,635	20,983,437,786	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.